Accounts Receivable, Net	12 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable consisted of the following:

	June 30, 2024	June 30, 2023

Color World platform subscription fees due from App payment collections agent	$2,350,811	$2,350,811
Entertainment event sales	1,230,000	-
Subtotal	3,580,811	2,350,811
Allowance for credit losses	(2,350,811)	(2,350,811)
Accounts receivables, net	$1,230,000	$-

For the years ended June 30, 2024, 2023 and 2022, the Company recognized $0, $2,350,811, and $0 on provision for allowance on credit losses, respectively.

Movements of allowance for credit losses consisted of the following as of the date indicated:

	June 30, 2024	June 30, 2023

Beginning balance	$2,350,811	$-
Addition	-	2,350,811
Ending balance	$2,350,811	$2,350,811